INCOME TAXES (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Deferred Tax Assets, Rental income received in advance	$ 182,887	$ 75,942
Deferred Tax Assets, Other	416,246	255,817
Deferred Tax Assets, Net Of Valuation Allowance	599,133	331,759
Deferred Tax Liabilities, Unbilled receivables	995,691	546,074
Deferred Tax Liabilities, Property and equipment	2,176,716	1,480,944
Deferred Tax Liabilities, Unrealized gain on marketable securities	109,471	64,741
Deferred Tax Liabilities, Net	$ 3,281,878	$ 2,091,759